ORGANIZATION AND PRINCIPAL ACTIVITIES - PRINCIPLE SUBSIDIARIES OF VIES AND EQUITY INVESTEES (Details)	12 Months Ended
Dec. 31, 2015
Beijing Network
Percentage of ownership	0.00%
Cheetah Technology
Percentage of ownership	100.00%
HK Zoom
Percentage of ownership	100.00%
Youloft HK
Percentage of ownership	51.90%
MobPartner
Percentage of ownership	100.00%
MobPartner UK Limited
Percentage of ownership	100.00%
Moxiu Technology
Percentage of ownership	52.10%
Beijing Antutu
Percentage of ownership	100.00%
Guangzhou Kingsoft
Percentage of ownership	100.00%
Suzhou JDD
Percentage of ownership	75.00%